Supplemental Disclosures of Cash Flow Information	12 Months Ended
Mar. 31, 2011
Supplemental Disclosures of Cash Flow Information

(14) Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2009	2010	2011
Cash paid (provided), net during the year for:
Interest	¥211,298	¥154,814	¥128,401
Income taxes	160,631	(229)	174,092